Supplemental Oil and Gas Information (Unaudited) - Schedule of Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Extractive Industries [Abstract]
Evaluated oil and natural gas properties	$ 3,329,338	$ 2,077,344	$ 1,849,457
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties		1,960	6,964
Accumulated depletion, depreciation, and amortization	(1,057,398)	(462,742)	(345,579)
Total	$ 2,457,937	$ 1,622,472	$ 1,516,602